Quarterly Holdings Report
for

Fidelity Freedom® 2050 Fund

June 30, 2021

F50-QTLY-0821
1.833437.115

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 7/15/21 to 9/23/21
(Cost $7,879,762)	7,880,000	7,879,439
	Shares	Value

Domestic Equity Funds - 52.0%
Fidelity Series All-Sector Equity Fund (a)	26,488,293	$337,195,965
Fidelity Series Blue Chip Growth Fund (a)	27,428,395	528,270,884
Fidelity Series Commodity Strategy Fund (a)	85,391,075	475,628,289
Fidelity Series Growth Company Fund (a)	50,879,616	1,345,765,853
Fidelity Series Intrinsic Opportunities Fund (a)	61,076,893	1,390,110,095
Fidelity Series Large Cap Stock Fund (a)	61,166,818	1,211,102,999
Fidelity Series Large Cap Value Index Fund (a)	28,844,034	445,640,328
Fidelity Series Opportunistic Insights Fund (a)	30,657,885	694,707,671
Fidelity Series Small Cap Discovery Fund (a)	10,811,256	150,492,681
Fidelity Series Small Cap Opportunities Fund (a)	27,433,952	499,846,614
Fidelity Series Stock Selector Large Cap Value Fund (a)	67,924,353	1,027,016,225
Fidelity Series Value Discovery Fund (a)	46,826,606	787,623,510
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,675,123,950)		8,893,401,114

International Equity Funds - 40.5%
Fidelity Series Canada Fund (a)	31,908,197	447,352,927
Fidelity Series Emerging Markets Fund (a)	21,000,553	256,206,741
Fidelity Series Emerging Markets Opportunities Fund (a)	85,707,175	2,302,094,722
Fidelity Series International Growth Fund (a)	60,876,452	1,190,743,393
Fidelity Series International Small Cap Fund (a)	16,537,073	368,280,605
Fidelity Series International Value Fund (a)	106,185,748	1,186,094,805
Fidelity Series Overseas Fund (a)	87,198,007	1,188,508,838
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,823,270,081)		6,939,282,031

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (a)	10,007,295	93,267,991
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,907,008	30,145,677
Fidelity Series Floating Rate High Income Fund (a)	1,831,133	16,937,983
Fidelity Series High Income Fund (a)	11,129,501	106,731,914
Fidelity Series Inflation-Protected Bond Index Fund (a)	31,098,007	341,456,112
Fidelity Series International Credit Fund (a)	584,831	5,912,646
Fidelity Series Investment Grade Bond Fund (a)	564,647	6,617,660
Fidelity Series Long-Term Treasury Bond Index Fund (a)	61,867,308	517,829,371
Fidelity Series Real Estate Income Fund (a)	5,504,576	63,963,177
TOTAL BOND FUNDS
(Cost $1,172,039,730)		1,182,862,531

Short-Term Funds - 0.6%
Fidelity Cash Central Fund 0.06% (b)	2,670,436	2,670,970
Fidelity Series Government Money Market Fund 0.08% (a)(c)	76,465,268	76,465,268
Fidelity Series Short-Term Credit Fund (a)	1,627,820	16,538,649
TOTAL SHORT-TERM FUNDS
(Cost $95,287,691)		95,674,887
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,773,601,214)		17,119,100,002
NET OTHER ASSETS (LIABILITIES) - 0.0%		88,912
NET ASSETS - 100%		$17,119,188,914

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$684
Total	$684

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$6,663,962	$10,559,810	$14,552,802	$--	$--	$2,670,970	0.0%
Total	$6,663,962	$10,559,810	$14,552,802	$--	$--	$2,670,970

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$333,498,446	$9,531,052	$33,762,879	$--	$2,673,462	$25,255,884	$337,195,965
Fidelity Series Blue Chip Growth Fund	529,081,371	28,717,174	85,425,987	--	7,097,898	48,800,428	528,270,884
Fidelity Series Canada Fund	409,510,603	26,329,408	27,644,196	--	2,172,960	36,984,152	447,352,927
Fidelity Series Commodity Strategy Fund	467,648,075	6,555,345	59,900,173	--	2,787,038	58,538,004	475,628,289
Fidelity Series Emerging Markets Debt Fund	91,385,124	5,799,340	6,335,913	1,021,277	(250,811)	2,670,251	93,267,991
Fidelity Series Emerging Markets Debt Local Currency Fund	29,730,839	1,232,344	1,852,517	--	(47,356)	1,082,367	30,145,677
Fidelity Series Emerging Markets Fund	268,029,768	11,394,236	34,846,778	--	2,525,985	9,103,530	256,206,741
Fidelity Series Emerging Markets Opportunities Fund	2,419,270,312	94,138,285	322,366,805	--	27,924,088	83,128,842	2,302,094,722
Fidelity Series Floating Rate High Income Fund	17,531,037	436,583	1,140,942	171,400	(42,231)	153,536	16,937,983
Fidelity Series Government Money Market Fund 0.08%	111,685,041	5,525,376	40,745,149	15,545	--	--	76,465,268
Fidelity Series Growth Company Fund	1,350,259,645	66,903,253	243,352,277	--	19,875,756	152,079,476	1,345,765,853
Fidelity Series High Income Fund	105,001,630	6,781,251	7,409,750	1,279,882	(4,703)	2,363,486	106,731,914
Fidelity Series Inflation-Protected Bond Index Fund	336,054,789	18,959,374	20,981,672	--	87,331	7,336,290	341,456,112
Fidelity Series International Credit Fund	5,802,793	33,724	--	33,724	--	44,338	5,912,646
Fidelity Series International Growth Fund	1,147,514,808	27,875,731	86,061,526	--	2,987,545	98,426,835	1,190,743,393
Fidelity Series International Small Cap Fund	360,316,787	10,069,221	28,956,572	--	1,360,514	25,490,655	368,280,605
Fidelity Series International Value Fund	1,147,213,405	85,602,192	80,273,951	--	5,588,890	27,964,269	1,186,094,805
Fidelity Series Intrinsic Opportunities Fund	1,355,478,802	58,470,181	97,437,035	--	15,833,812	57,764,335	1,390,110,095
Fidelity Series Investment Grade Bond Fund	7,122,862	3,600,685	4,194,752	29,044	(80,618)	169,483	6,617,660
Fidelity Series Large Cap Stock Fund	1,184,952,768	20,911,210	79,604,640	--	14,729,639	70,114,022	1,211,102,999
Fidelity Series Large Cap Value Index Fund	436,813,818	15,635,650	29,216,301	--	4,443,213	17,963,948	445,640,328
Fidelity Series Long-Term Treasury Bond Index Fund	460,841,160	70,361,638	42,909,462	2,916,735	(8,217,091)	37,753,126	517,829,371
Fidelity Series Opportunistic Insights Fund	691,690,531	20,222,840	94,154,805	--	5,306,946	71,642,159	694,707,671
Fidelity Series Overseas Fund	1,149,409,869	39,388,443	91,432,511	--	6,307,881	84,835,156	1,188,508,838
Fidelity Series Real Estate Income Fund	64,373,083	1,005,028	4,648,995	89,279	41	3,234,020	63,963,177
Fidelity Series Short-Term Credit Fund	23,525,503	601,097	7,577,916	75,526	129,502	(139,537)	16,538,649
Fidelity Series Small Cap Discovery Fund	148,281,900	17,607,887	10,514,255	14,958,354	2,810,100	(7,692,951)	150,492,681
Fidelity Series Small Cap Opportunities Fund	495,889,650	23,067,074	33,427,183	--	7,064,933	7,252,140	499,846,614
Fidelity Series Stock Selector Large Cap Value Fund	1,001,675,540	34,206,965	67,686,163	--	8,260,168	50,559,715	1,027,016,225
Fidelity Series Value Discovery Fund	770,316,992	27,304,688	53,158,732	--	9,156,089	34,004,473	787,623,510
	$16,919,906,951	$738,267,275	$1,697,019,837	$20,590,766	$140,480,981	$1,006,882,432	$17,108,549,593

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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